Annual Total Returns - Fidelity Corporate Bond Fund [BarChart] - 08.31 Fidelity Corporate Bond Fund Retail PRO-05 - Fidelity Corporate Bond Fund	Oct. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 04, 2010
Fidelity Corporate Bond Fund
Bar Chart Table:
Annual Return 2011	11.09%
Annual Return 2012	10.01%
Annual Return 2013	(1.68%)
Annual Return 2014	8.05%
Annual Return 2015	(1.42%)
Annual Return 2016	6.49%
Annual Return 2017	6.82%
Annual Return 2018	(2.58%)
Annual Return 2019	14.46%